ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (621,025)	$ (97,452)	¥ (467,108)	¥ (501,827)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Other non-current liabilities	(2,199)	(345)	(2,200)	(2,199)
Net cash used in operating activities	(688,837)	(108,092)	(116,777)	(512,382)
Investing activities:
Purchase of short-term investments	(1,832,427)	(287,548)	(500,000)	(601,000)
Proceeds from sale or maturity of short-term investments	1,957,801	307,222	200,970	863,106
Net cash provided by (used in) investing activities	60,138	9,437	(324,669)	237,675
Financing activities:
Proceeds from ordinary shareholders	2,918	458	6,326	11,328
Payments of share repurchase	5,887	924	11,981	22,991
Net cash provided by financing activities	74,339	11,665	1,070,407	108,987
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3,502)	(550)	(8,149)	9,702
Net (decrease) increase in cash and cash equivalents, and restricted cash	(557,862)	(87,540)	620,812	(156,018)
Cash and cash equivalents, and restricted cash at the beginning of the year	1,318,534	206,907	697,722	853,740
Cash and cash equivalents, and restricted cash at the end of the year	760,672	119,367	1,318,534	697,722
Parent
Operating activities:
Net loss	(669,810)	(105,108)	(456,533)	(499,606)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	664,834	104,327	444,696	498,837
Other current liabilities	(128)	(20)	7,170	43
Other non-current liabilities	(2,199)	(345)	(2,200)	(2,199)
Investment income				(4,962)
Net cash used in operating activities	(7,303)	(1,146)	(6,867)	(7,887)
Investing activities:
Payment for shareholder loan to subsidiaries			(135,254)	(203,388)
Purchase of short-term investments	(32,427)	(5,089)
Proceeds from sale or maturity of short-term investments				117,214
Net cash provided by (used in) investing activities	(32,427)	(5,089)	(135,254)	(86,174)
Financing activities:
Proceeds from ordinary shareholders	2,918	458	6,327	11,328
Proceeds from loan from subsidiaries	41,937	6,581
Payments of share repurchase	(5,887)	(924)	(11,981)	(22,991)
Net cash provided by financing activities	38,968	6,115	(5,654)	(11,663)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(991)	(155)	(13,530)	18,866
Net (decrease) increase in cash and cash equivalents, and restricted cash	(1,753)	(275)	(161,305)	(86,858)
Cash and cash equivalents, and restricted cash at the beginning of the year	14,696	2,306	176,001	262,859
Cash and cash equivalents, and restricted cash at the end of the year	¥ 12,943	$ 2,031	¥ 14,696	¥ 176,001